Securities - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Marketable Securities [Line Items]
Debt Securities, Available-for-sale, Restricted	$ 42.6	$ 41.5	$ 27.9
Fair Value of Investment in debt securities	$ 47.7	$ 44.9	$ 38.5
Percentage of fair value of investment in debt	55.20%	100.00%	96.80%